Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers, and certain financial performance measures over the last three fiscal years.
Pay versus Performance Disclosure Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) 1	Compensation Actually Paid to CEO ($) 2	Average Summary Compensation Table Total for Non-CEO NEOs 3	Average Compensation Actually Paid to Non-CEO NEOs ($) 4	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 5	Net Income (millions) ($)	Earnings before Interest and Taxes (millions)($) 6

2022	$6,640,047	$180,882	$1,691,156	$577,901	$127	$125	$236	$233

2021	6,897,982	14,651,874	2,094,815	3,447,584	187	152	487	630

2020	5,174,751	6,941,943	2,558,990	2,825,096	117	118	345	451

1
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wheeler, our chairman, president and chief executive officer for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(42,393)	$—	$(142,120)

Increase for “Service Cost” for Pension Plans	—	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,517,977)	(1,386,088)	(1,320,025)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,518,003)	(1,385,968)	(1,320,016)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	2,142,436	4,852,502	4,189,162

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(3,958,480)	5,115,965	439,083

Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	(1,564,747)	557,481	(78,893)

Total Adjustments	$(6,459,164)	$7,753,892	$1,767,191

3
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Wheeler) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wheeler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Lauber, Stern, Petrarca, and Warren; (ii) for 2021, Messrs. Lauber, Stern, Petrarca, and Warren; and (iii) for 2020, Messrs. Lauber, Stern, Petrarca, Warren, and Rajendra.

4
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wheeler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wheeler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wheeler) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	$(206,124)	$(513,175)

Increase for “Service Cost” for Pension Plans	103,701	107,498	117,666

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(283,785)	(260,766)	(432,802)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(283,812)	(260,710)	(432,818)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	387,072	912,834	1,373,554

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	(711,758)	961,004	220,982

Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	(324,673)	99,032	(67,301)

Total Adjustments	$(1,113,255)	$1,352,768	$266,106

5	The peer group used for this purpose is the S&P Industrials Index.

6
We have determined that EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Earningsbefore Interestand Taxes
Named Executive Officers, Footnote [Text Block]	The names of each of the named executive officers (excluding Mr. Wheeler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Lauber, Stern, Petrarca, and Warren; (ii) for 2021, Messrs. Lauber, Stern, Petrarca, and Warren; and (iii) for 2020, Messrs. Lauber, Stern, Petrarca, Warren, and Rajendra.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the S&P Industrials Index.
PEO Total Compensation Amount	$ 6,640,047	$ 6,897,982	$ 5,174,751
PEO Actually Paid Compensation Amount	$ 180,882	14,651,874	6,941,943
Adjustment To PEO Compensation, Footnote [Text Block]

2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wheeler as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wheeler’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(42,393)	$—	$(142,120)

Increase for “Service Cost” for Pension Plans	—	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,517,977)	(1,386,088)	(1,320,025)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,518,003)	(1,385,968)	(1,320,016)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	2,142,436	4,852,502	4,189,162

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(3,958,480)	5,115,965	439,083

Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	(1,564,747)	557,481	(78,893)

Total Adjustments	$(6,459,164)	$7,753,892	$1,767,191

Non-PEO NEO Average Total Compensation Amount	$ 1,691,156	2,094,815	2,558,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 577,901	3,447,584	2,825,096
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wheeler), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wheeler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wheeler) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	$(206,124)	$(513,175)

Increase for “Service Cost” for Pension Plans	103,701	107,498	117,666

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(283,785)	(260,766)	(432,802)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(283,812)	(260,710)	(432,818)

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	387,072	912,834	1,373,554

Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	(711,758)	961,004	220,982

Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	(324,673)	99,032	(67,301)

Total Adjustments	$(1,113,255)	$1,352,768	$266,106

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s three-year cumulative TSR.
Compensation Actually Paid vs. Net Income [Text Block]	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the company’s selected measure, EBIT.
Total Shareholder Return Vs Peer Group [Text Block]

The following chart provides a graphical representation of the company’s three-year
cumulative TSR versus our industry peer group, the S&P Industrials Index.

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and other named executive officers versus the peer group (S&P Industrials Index)
three-year
cumulative TSR.

Tabular List [Table Text Block]
Most Important Performance Measures

Earnings before Interest and Taxes (EBIT)

Return on Invested Capital (ROIC)

Net Sales

Return on Equity

Return on Performance Assets (business unit)

Performance Earnings before Interest and Taxes (PEBIT)

Total Shareholder Return Amount	$ 127	187	117
Peer Group Total Shareholder Return Amount	125	152	118
Net Income (Loss)	$ 236,000,000	$ 487,000,000	$ 345,000,000
Company Selected Measure Amount	233	630	451
PEO Name	Mr. Wheeler
Value of Initial Fixed Investment	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings before Interest and Taxes (EBIT)
Non-GAAP Measure Description [Text Block]	We have determined that EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Performance Assets (business unit)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Performance Earnings before Interest and Taxes (PEBIT)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,459,164)	$ 7,753,892	$ 1,767,191
PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,393)		(142,120)
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,517,977)	(1,386,088)	(1,320,025)
PEO [Member] | Deduction for Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,518,003)	(1,385,968)	(1,320,016)
PEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,142,436	4,852,502	4,189,162
PEO [Member] | Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,958,480)	5,115,965	439,083
PEO [Member] | Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,564,747)	557,481	(78,893)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,113,255)	1,352,768	266,106
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(206,124)	(513,175)
Non-PEO NEO [Member] | Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,701	107,498	117,666
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,785)	(260,766)	(432,802)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,812)	(260,710)	(432,818)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	387,072	912,834	1,373,554
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(711,758)	961,004	220,982
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (324,673)	$ 99,032	$ (67,301)